UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.1%
Financials - 21.5%
Capital Markets - 9.3%
Credit Suisse Group	543,762	$27,687,238
Gottex Fund Management Holdings Ltd.(a)	558,230	23,552,348
ICAP PLC	2,556,851	28,894,451
Julius Baer Holding AG	875,506	64,625,143
Macquarie Group Ltd.	1,161,358	56,061,303
Man Group PLC	3,289,906	36,214,829
Partners Group	283,849	41,226,359
UBS AG (Swiss Virt - X)	630,783	18,367,148

		296,628,819

Commercial Banks - 9.0%
Banco Santander Central Hispano SA	4,603,067	91,701,981
Industrial & Commercial Bank of China Ltd. - Class H	55,128,000	38,823,672
Investimentos Itau SA	5,054,799	29,671,414
National Bank of Greece SA	1,136,944	59,856,927
Standard Chartered PLC	1,452,467	49,668,152
Turkiye Is Bankasi - Class C	5,264,759	19,588,470

		289,310,616

Diversified Financial Services - 1.5%
Bolsa De Mercadorias E Futuros	1,056,800	9,636,291
Deutsche Boerse AG	126,227	20,471,188
IG Group Holdings PLC	2,701,187	17,555,911

		47,663,390

Insurance - 1.7%
Assicurazioni Generali SpA	505,133	22,735,241
Prudential Corp. PLC	2,408,468	31,799,680

		54,534,921

		688,137,746

Materials - 14.6%
Chemicals - 2.5%
Bayer AG	331,675	26,586,887
Incitec Pivot Ltd.	411,498	53,203,960

		79,790,847

Metals & Mining - 12.1%
BHP Billiton PLC	1,045,501	30,793,971
Cia Vale do Rio Doce (ADR)	765,150	26,504,796
Cia Vale do Rio Doce (Sponsored) (ADR)	2,051,300	59,795,395

Equinox Minerals Ltd. (a)	5,927,612	28,181,350
Evraz Group SA (GDR) (b)	574,200	49,553,460
Fortescue Metals Group Ltd. (a)	3,686,126	22,011,079
Rio Tinto PLC	872,432	90,668,886
Xstrata PLC	1,147,349	80,361,560

		387,870,497

		467,661,344

Energy - 12.5%
Energy Equipment & Services - 3.4%
Schlumberger Ltd.	201,800	17,556,600
Tenaris SA (ADR)	694,300	34,610,855
WorleyParsons Ltd.	1,846,345	56,589,148

		108,756,603

Oil, Gas & Consumable Fuels - 9.1%
Addax Petroleum Corp.	764,272	30,341,550
China Shenhua Energy Co. Ltd.-Class H	8,358,500	33,849,205
Gazprom OAO (Sponsored) (ADR) (b)	1,216,255	62,029,005
Sasol Ltd.	1,780,836	85,766,445
StatoilHydro ASA	900,648	27,020,307
Total SA	696,245	51,580,579

		290,587,091

		399,343,694

Industrials - 10.1%
Aerospace & Defense - 1.6%
BAE Systems PLC	5,261,840	50,738,971

Commercial Services & Supplies - 0.6%
Capita Group PLC	1,429,550	19,261,455

Construction & Engineering - 0.9%
China Communications Construction Co. Ltd.-Class H	8,893,000	19,915,936
Orascom Construction Industries (GDR) (b)	68,853	10,310,737

		30,226,673

Electrical Equipment - 1.0%
ABB Ltd.	1,141,979	30,778,812

Industrial Conglomerates - 1.0%
Siemens AG	297,945	32,566,570

Machinery - 2.2%
Atlas Copco AB-Class A	2,526,334	43,198,638
Komatsu Ltd.	997,600	28,088,323

		71,286,961

Trading Companies & Distributors - 2.8%
Mitsubishi Corp.	1,396,100	42,715,115
Mitsui & Co. Ltd.	2,212,000	45,391,603

		88,106,718

		322,966,160

Consumer Staples - 6.5%
Beverages - 1.2%
Central European Distribution Corp. (a)	230,800	13,430,252
Fomento Economico Mexicano SAB de CV (ADR)	320,900	13,407,202
Pernod-Ricard SA	100,522	10,357,021

		37,194,475

Food & Staples Retailing - 0.9%
Tesco PLC	3,893,795	29,345,625

Food Products - 2.0%
Nestle SA	130,490	65,224,463

Personal Products - 0.9%
L’Oreal SA	234,462	29,768,312

Tobacco - 1.5%
British American Tobacco PLC	618,359	23,225,501
ITC Ltd.	2,309,120	11,880,169
Japan Tobacco, Inc.	2,194	10,975,475

		46,081,145

		207,614,020

Health Care - 5.8%
Biotechnology - 0.6%
Basilea Pharmaceutica (a)	27,167	3,954,376
CSL Ltd./Australia	461,115	15,631,051

		19,585,427

Health Care Equipment & Supplies - 1.2%
Essilor International SA	422,431	27,607,728
Nobel Biocare Holding AG	45,639	10,628,405

		38,236,133

Health Care Providers & Services - 0.3%
Orpea (a)	157,920	9,569,404

Pharmaceuticals - 3.7%
Novartis AG	666,244	34,187,689
Roche Holding AG	230,301	43,404,816
Stada Arzneimittel AG	240,671	17,541,545
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	463,995	21,431,929

		116,565,979

		183,956,943

Information Technology - 5.2%
Communications Equipment - 1.4%
Nokia OYJ	1,016,348	32,086,535
Research In Motion (a)	100,376	11,293,705

		43,380,240

Computers & Peripherals - 0.4%
InnoLux Display Corp. (GDR) (a)(b)	2,456,697	12,922,226

Electronic Equipment & Instruments - 0.7%
Nippon Electric Glass Co. Ltd.	1,383,000	21,719,811

IT Services - 0.3%
Cap Gemini SA	191,888	10,926,070

Office Electronics - 0.5%
Konica Minolta Holdings, Inc.	1,129,500	15,539,373

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Semiconductor Engineering, Inc.	14,643,000	14,355,919
Elpida Memory, Inc. (a)	344,400	11,617,177
Tokyo Electron Ltd.	217,200	13,312,169

		39,285,265

Software - 0.7%
Nintendo Co. Ltd.	25,100	13,132,436
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	330,700	9,623,370

		22,755,806

		166,528,791

Utilities - 2.4%
Electric Utilities - 1.9%
CEZ	392,719	30,068,720
Cia Energetica de Minas Gerais (Sponsored) (ADR)	812,400	14,655,696
E.ON AG	86,616	16,154,700

		60,879,116

Independent Power Producers & Energy Traders - 0.5%
International Power PLC	1,853,125	14,652,373

		75,531,489

Total Common Stocks (cost $2,841,334,973)		3,005,890,682

WARRANTS - 0.9%
Financials - 0.9%
Commercial Banks - 0.9%
Sberbank-CLS, (Merrill Lynch), expiring 2/23/10 (a) (cost $40,316,975)	9,447	29,509,972

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 4.4%
Time Deposit - 4.4%
Royal Bank of Canada 2.90%, 4/01/08 (cost $140,700,000)	$140,700	140,700,000

Total Investments - 99.4% (cost $3,022,351,948)		3,176,100,654
Other assets less liabilities - 0.6%		17,677,455

Net Assets - 100.0%		$3,193,778,109

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate market value of these securities amounted to $134,815,428 or 4.2% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

Country Breakdown *

AllianceBernstein International Growth Fund

March 31, 2008 (unaudited)

Summary

18.3%	United Kingdom
11.5%	Switzerland
8.1%	Japan
6.7%	Australia
5.8%	France
5.1%	Germany
5.1%	Brazil
4.9%	Russia
4.3%	Spain
3.5%	South Africa
3.2%	China
2.3%	Greece
2.2%	Canada
14.6%	Other
4.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 2.2% or less in the following countries: Argentina, Cayman Islands, Czech Republic, Egypt, Finland, Hong Kong, India, Israel, Italy, Luxembourg, Mexico, Netherlands Antilles, Norway, Sweden, Taiwan, Turkey, United States.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: May 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: May 23, 2008